Financial risk review - Schedule of Bank's Interest Rate Gap Position (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Securities	$ 1,022,131	$ 1,023,632
Loans	7,195,567	6,763,020
Liabilities
Securities sold under repurchase agreements	(310,197)	(300,498)	$ (427,498)
Borrowings and debt	(4,351,988)	(4,416,511)	$ (3,304,178)	$ (1,966,271)
Interest rate and foreign exchange risk
Assets
Cash and due from banks	2,047,452	1,241,586
Securities	1,011,368	1,019,943
Loans	7,195,567	6,763,020
Total	10,254,387	9,024,549
Liabilities
Demand deposits and time deposits	(4,408,149)	(3,190,716)
Securities sold under repurchase agreements	(310,197)	(300,498)
Borrowings and debt	(4,351,988)	(4,416,511)
Total	(9,070,334)	(7,907,725)
Net effect of derivative financial instruments held for interest risk management	127,733	12,527
Total interest rate sensitivity	1,311,786	1,129,351
Interest rate risk | Up to 3 months
Assets
Cash and due from banks	2,044,103	1,233,700
Securities	14,169	112,736
Loans	4,292,324	2,956,268
Total	6,350,596	4,302,704
Liabilities
Demand deposits and time deposits	(3,553,774)	(2,746,776)
Securities sold under repurchase agreements	(310,197)	(52,164)
Borrowings and debt	(2,653,379)	(1,354,457)
Total	(6,517,350)	(4,153,397)
Net effect of derivative financial instruments held for interest risk management	(3,485)	476
Total interest rate sensitivity	(170,239)	149,783
Interest rate risk | 3 to 6 months
Assets
Cash and due from banks	0	0
Securities	60,256	114,815
Loans	1,699,301	2,531,067
Total	1,759,557	2,645,882
Liabilities
Demand deposits and time deposits	(442,338)	(250,299)
Securities sold under repurchase agreements	0	(62,968)
Borrowings and debt	(381,795)	(953,503)
Total	(824,133)	(1,266,770)
Net effect of derivative financial instruments held for interest risk management	3,790	41
Total interest rate sensitivity	939,214	1,379,153
Interest rate risk | 6 months to 1 year
Assets
Cash and due from banks	0	0
Securities	82,951	82,666
Loans	915,143	1,007,343
Total	998,094	1,090,009
Liabilities
Demand deposits and time deposits	(342,686)	(153,862)
Securities sold under repurchase agreements	0	(53,740)
Borrowings and debt	(483,731)	(1,083,543)
Total	(826,417)	(1,291,145)
Net effect of derivative financial instruments held for interest risk management	47,134	2,145
Total interest rate sensitivity	218,811	(198,991)
Interest rate risk | 1 to 5 years
Assets
Cash and due from banks	0	0
Securities	824,836	701,749
Loans	280,005	240,949
Total	1,104,841	942,698
Liabilities
Demand deposits and time deposits	(59,029)	(35,082)
Securities sold under repurchase agreements	0	(131,626)
Borrowings and debt	(818,947)	(999,151)
Total	(877,976)	(1,165,859)
Net effect of derivative financial instruments held for interest risk management	78,855	12,215
Total interest rate sensitivity	305,720	(210,946)
Interest rate risk | More than 5 years
Assets
Cash and due from banks	0	0
Securities	29,156	7,977
Loans	8,794	27,393
Total	37,950	35,370
Liabilities
Demand deposits and time deposits	0	0
Securities sold under repurchase agreements	0	0
Borrowings and debt	(14,136)	(25,857)
Total	(14,136)	(25,857)
Net effect of derivative financial instruments held for interest risk management	1,439	(2,350)
Total interest rate sensitivity	25,253	7,163
Without interest rate risk
Assets
Cash and due from banks	3,349	7,886
Securities	0	0
Loans	0	0
Total	3,349	7,886
Liabilities
Demand deposits and time deposits	(10,322)	(4,697)
Securities sold under repurchase agreements	0	0
Borrowings and debt	0	0
Total	(10,322)	(4,697)
Net effect of derivative financial instruments held for interest risk management	0	0
Total interest rate sensitivity	$ (6,973)	$ 3,189